Deferred Policy Acquisition Costs and Deferred Sales Inducements	12 Months Ended
Dec. 31, 2022
Deferred Charges, Insurers [Abstract]
Deferred Policy Acquisition Costs and Deferred Sales Inducements	Deferred Policy Acquisition Costs and Deferred Sales Inducements
Deferred Policy Acquisition Costs
The following tables present the balances and changes in deferred policy acquisition costs:

	December 31, 2022
	Fixed Index Annuities	Fixed Rate Annuities	Single Premium Immediate Annuities	Total
	(Dollars in thousands)
Balance, beginning of year	$2,906,684	$151,322	$4,198	$3,062,204
Write-off related to in-force ceded reinsurance	(196,417)	(7,209)	—	(203,626)
Capitalizations	193,989	4,424	663	199,076
Amortization expense	(254,934)	(28,432)	(645)	(284,011)
Balance, end of year	$2,649,322	$120,105	$4,216	$2,773,643

	December 31, 2021
	Fixed Index Annuities	Fixed Rate Annuities	Single Premium Immediate Annuities	Total
	(Dollars in thousands)
Balance, beginning of year	$3,286,059	$119,805	$2,641	$3,408,505
Write-off related to in-force ceded reinsurance	(349,614)	—	—	(349,614)
Capitalizations	250,070	57,344	2,269	309,683
Amortization expense	(279,831)	(25,827)	(712)	(306,370)
Balance, end of year	$2,906,684	$151,322	$4,198	$3,062,204
Deferred Sales Inducements
The following tables present the balances and changes in deferred sales inducements:

	December 31, 2022
	Fixed Index Annuities	Fixed Rate Annuities	Total
	(Dollars in thousands)
Balance, beginning of year	$2,088,591	$31,371	$2,119,962
Capitalizations	107,684	7	107,691
Amortization expense	(178,315)	(3,655)	(181,970)
Balance, end of year	$2,017,960	$27,723	$2,045,683

	December 31, 2021
	Fixed Index Annuities	Fixed Rate Annuities	Total
	(Dollars in thousands)
Balance, beginning of year	$2,180,980	$35,705	$2,216,685
Capitalizations	95,104	57	95,161
Amortization expense	(187,493)	(4,391)	(191,884)
Balance, end of year	$2,088,591	$31,371	$2,119,962

Deferred Policy Acquisition Costs and Deferred Sales Inducements	Deferred Policy Acquisition Costs and Deferred Sales Inducements
Deferred Policy Acquisition Costs
The following tables present the balances and changes in deferred policy acquisition costs:

	December 31, 2022
	Fixed Index Annuities	Fixed Rate Annuities	Single Premium Immediate Annuities	Total
	(Dollars in thousands)
Balance, beginning of year	$2,906,684	$151,322	$4,198	$3,062,204
Write-off related to in-force ceded reinsurance	(196,417)	(7,209)	—	(203,626)
Capitalizations	193,989	4,424	663	199,076
Amortization expense	(254,934)	(28,432)	(645)	(284,011)
Balance, end of year	$2,649,322	$120,105	$4,216	$2,773,643

	December 31, 2021
	Fixed Index Annuities	Fixed Rate Annuities	Single Premium Immediate Annuities	Total
	(Dollars in thousands)
Balance, beginning of year	$3,286,059	$119,805	$2,641	$3,408,505
Write-off related to in-force ceded reinsurance	(349,614)	—	—	(349,614)
Capitalizations	250,070	57,344	2,269	309,683
Amortization expense	(279,831)	(25,827)	(712)	(306,370)
Balance, end of year	$2,906,684	$151,322	$4,198	$3,062,204
Deferred Sales Inducements
The following tables present the balances and changes in deferred sales inducements:

	December 31, 2022
	Fixed Index Annuities	Fixed Rate Annuities	Total
	(Dollars in thousands)
Balance, beginning of year	$2,088,591	$31,371	$2,119,962
Capitalizations	107,684	7	107,691
Amortization expense	(178,315)	(3,655)	(181,970)
Balance, end of year	$2,017,960	$27,723	$2,045,683

	December 31, 2021
	Fixed Index Annuities	Fixed Rate Annuities	Total
	(Dollars in thousands)
Balance, beginning of year	$2,180,980	$35,705	$2,216,685
Capitalizations	95,104	57	95,161
Amortization expense	(187,493)	(4,391)	(191,884)
Balance, end of year	$2,088,591	$31,371	$2,119,962